BUSINESS COMBINATIONS - Operating profit(loss), income(loss) before income taxes and net income/(loss) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting Information [Line Items]
Income (loss) from operations	¥ 335,648,926	$ 47,275,161	¥ (486,529,830)	¥ 129,199,824
Income (loss) before income taxes and share of losses in equity method investments	380,371,858	53,574,254	(504,164,054)	195,476,243
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	380,371,858	53,574,254	(504,164,054)	195,476,243
Net income (loss)	¥ 260,527,601	$ 36,694,544	(461,689,453)	83,571,886
Other comprehensive loss, net of tax			(14,148,803)	(3,705,740)
Operating Segments [Member] | As previously reported
Segment Reporting Information [Line Items]
Income (loss) from operations			(443,141,983)	153,923,380
Income (loss) before income taxes and share of losses in equity method investments			(459,060,589)	222,182,847
Net income (loss)			(415,066,472)	113,676,839
Other comprehensive loss, net of tax			(14,148,803)	(3,705,740)
Operating Segments [Member] | Restaurant Business
Segment Reporting Information [Line Items]
Income (loss) from operations			(43,387,847)	(24,723,556)
Income (loss) before income taxes and share of losses in equity method investments			(45,103,465)	(26,706,604)
Net income (loss)			¥ (46,622,981)	¥ (30,104,953)